Income Taxes - Non Capital Losses Carried Forward to Reduce Future Period Taxable Income (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 1,217	$ 1,243
2034 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	0	2
2035 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	171	221
2036 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	552	551
2037 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	172	172
2038 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	95	95
2039 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	200	202
2040 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 27	$ 0